UNAUDITED STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDER'S EQUITY (DEFICIT) (Parenthetical) - Founder Shares	1 Months Ended
Mar. 31, 2021 USD ($) shares
Number of shares issued	1,427,500
Cash exchange | $	$ 8,333
Over-allotment option
Maximum shares subject to forfeiture	750,000